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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05793
Invesco Municipal Income Opportunities Trust II
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust II
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     MS-CE-MIO2-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—105.56%
Alabama—1.32%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$943,080
Huntsville-Redstone Village Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	345	265,001
Selma Industrial Development Board Gulf Opportunity Zone (International Paper Co.); Series 2010, RB	5.80%	05/01/34	375	381,784

				1,589,865

Arizona—2.87%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,125	1,075,106
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water and Waterwaste RB (a)	6.55%	12/01/37	800	787,072
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Educational RB	6.00%	12/15/24	500	481,185
Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	620	610,905
Quechan Indian Tribe of Fort Yuma (Governmental Projects); Series 2008, Indian Reservation RB	7.00%	12/01/27	500	487,845

				3,442,113

California—5.07%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	315	330,460
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	360	365,044
California (County of) Tobacco Securitization Agency (Gold Country); Series 2006, Capital Appreciation Asset Backed, Tobacco RB (d)	0.00%	06/01/33	1,760	166,443
California Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	320	296,675
California Statewide Communities Development Authority (Aspire Public Schools); Series 2010, School Facility RB	6.38%	07/01/45	375	359,370
California Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	500	432,505
California Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	433,305
California Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB	7.25%	10/01/38	185	193,334
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Tobacco Settlement Asset Backed, RB	5.13%	06/01/47	2,900	1,872,646
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Airport Passenger Facilities Ref. Sub. RB	5.55%	07/01/28	470	416,119
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation Bonds	6.25%	10/01/40	375	353,757
Sacramento (County of) Community Facilities Distict No 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	375	302,055
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 C, Tobacco Settlement Asset Backed Bonds (d)	0.00%	06/01/56	12,000	95,880
Southern California Logistics Airport Authority; Series 2008 A, Sub. Tax Allocation RB (d)	0.00%	12/01/44	6,780	461,718

				6,079,311

Colorado—5.01%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	1,000	903,990
Series 2009 A, RB	8.25%	01/01/24	400	425,644
Colorado Housing & Finance Authority (Single Family); Series 1998 B-3, Sr. Sub. RB	6.55%	05/01/25	15	15,151
Copperleaf Metropolitan District No. 2; Series 2006, GO	5.85%	12/01/26	1,420	1,070,893
Denver Convention Center Hotel Authority; Series 2006, Sr. Ref. RB (INS-XLCA) (c)	5.00%	12/01/35	235	194,235
Elk Valley Public Improvement Corp.; Series 2001 A, RB (f)	7.30%	09/01/22	2,000	1,944,820
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado—(continued)
Fossil Ridge Metropolitan District No. 1; Series 2010, Tax Supported Ref. RB	7.25%	12/01/40	$500	$486,905
Northwest Metropolitan District No. 3; Series 2005, GO	6.25%	12/01/35	750	587,062
Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	375	377,966

				6,006,666

District of Columbia—0.67%
Columbia (District of); Series 2009 B, Ref. Income Tax Secured RB (b)	5.00%	12/01/25	495	541,708
Metropolitan Washington Airports Authority (Caterair International Corp.); Series 1991, Special Facility RB (a)	10.13%	09/01/11	270	268,404

				810,112

Florida—11.17%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	484,980
Series 2007, IDR	5.88%	11/15/36	700	596,750
Series 2007, IDR	5.88%	11/15/42	375	312,769
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	535	507,699
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM/AMBAC) (b)(c)	5.00%	09/01/23	2,735	2,860,262
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	375	349,009
Grand Bay at Doral Community Development District; Series 2007 A, Special Assessment Bonds (g)	6.00%	05/01/39	500	174,850
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	375	303,056
Miami Beach Health Facilities Authority (Mount Sinai Medical Center); Series 2004, Ref. Hospital RB	6.75%	11/15/21	245	251,899
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	475	436,601
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	500	452,865
Series 2007, First Mortgage RB	5.50%	07/01/38	1,000	845,510
Orange (County of) Health Facilities Authority (Westmister Community Care); Series 1999, RB	6.75%	04/01/34	940	890,885
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	500	504,615
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	950	765,386
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/32	2,640	2,641,293
St Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	375	379,624
Tolomato Community Development District; Series 2007, Special Assessment Bonds	6.55%	05/01/27	600	431,244
University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	235	211,881

				13,401,178

Georgia—1.25%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation Bonds	7.38%	01/01/31	375	380,996
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	800	813,264
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(a)	9.00%	06/01/35	280	305,063

				1,499,323

Hawaii—2.29%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Sr. Living RB	8.75%	11/15/29	375	433,091
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,059,890
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Hawaii—(continued)
Hawaii (State of); Series 2008 DK, GO (b)	5.00%	05/01/23	$1,140	$1,253,362

				2,746,343

Illinois—9.26%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No 1 Special Tax Bonds	5.90%	03/01/27	625	511,106
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	312,955
Chicago (City of) (Lake Shore East); Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	999	943,436
Cook (County of) Finance Authority (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	265	268,207
Illinois (State of) Finance Authority (Elmhurst Memorial Healthcare); Series 2008 A, RB	5.63%	01/01/37	450	416,727
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	540	528,368
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	808,200
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	1,000	825,400
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	375	380,869
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	375	374,224
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	843,490
Illinois (State of) Health Facilities Authority (Smith Crossing Project); Series 2003 A, RB	7.00%	11/15/32	750	716,085
Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series 2003 A-1, RB (g)	6.90%	11/15/33	1,000	368,800
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)	5.50%	01/01/33	1,200	1,261,667
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment RB	7.50%	01/01/30	375	356,066
Metropolitan Pier & Exposition Authority Illinois (McCormick Place Expansion);
Series 2010 A, RB (b)	5.50%	06/15/50	360	365,328
Series 2010 B, Ref. Capital Appreciation RB (INS-AGM) (c)(d)	0.00%	06/15/43	3,750	460,463
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Service Area No 7 Special Tax Bonds	6.00%	03/01/36	988	873,688
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	550	499,053

				11,114,132

Indiana—1.28%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	375	376,639
Indiana Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	375	330,971
St. Joseph (County of) (Holy Cross Village Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	525	497,989
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (e)	5.80%	09/01/47	375	329,602

				1,535,201

Iowa—1.47%
Iowa (State of) Higher Education Loan Authority; Series 2002 Private College Facility RB(h)(i)	0.29%	01/06/11	500	500,000
Iowa Finance Authority (Care Initiatives); Series 1996, Ref. Health Care Facilities RB (f)	9.25%	07/01/25	880	946,950
Orange City (City of) IA, (Capital Loan Notes); Series 2008, Ref. Hospital RB	5.60%	09/01/32	375	318,743

				1,765,693

Kansas—2.08%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Sr. Living Facility RB	6.00%	11/15/38	525	463,260
Overland Park Development Corp. (Overland Park Convention Center Hotel); Series 2001 A, First Tier RB (f)	7.38%	01/01/32	1,995	2,027,000

				2,490,260

Louisiana—2.12%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment Bonds	5.25%	07/01/17	744	396,202
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp); Series 2009 A, RB	6.50%	08/01/29	375	381,986
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Louisiana—(continued)
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	$600	$550,662
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	500	467,400
Tobacco Settlement Financing Corp.; Series 2001 B, Asset-Backed Bonds	5.88%	05/15/39	750	748,433

				2,544,683

Maine—0.42%
South Berwick (Town of) (Berwick Academy); Series 1998, Edictional RB	5.55%	08/01/23	500	500,080

Maryland—2.83%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Bonds	5.35%	07/01/34	1,978	1,669,709
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	356,115
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	500	490,555
Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development RB	6.25%	05/01/34	1,000	882,410

				3,398,789

Massachusetts—3.70%
Commonwealth of Massachusetts; Series 2010 A, Ref. GO (INS-AMBAC) (b)(c)	5.50%	08/01/30	360	419,825
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	375	254,111
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Sr. Living Facilities RB	7.75%	06/01/39	375	390,240
Massachusetts Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	500	441,735
Massachusetts Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.75%	07/01/23	1,500	1,445,325
Massachusetts Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,110	1,036,707
Massachusetts Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB (CEP) (b)(c)	5.50%	07/01/32	375	448,808

				4,436,751

Michigan—0.71%
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	450	440,105
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A1, Ref. Adjustable Rate Limited Obligation RB (a)(h)	6.75%	06/02/14	375	409,751

				849,856

Minnesota—2.44%
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	350	393,816
Buffalo (City of) (Central Minnesota Senior Housing); Series 2006 A, Ref. Health Care Bonds	5.50%	09/01/33	750	646,357
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	668,226
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Sr. Housing RB	6.13%	10/01/39	500	489,030
St Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment RB	6.25%	03/01/25	375	375,165
Winstead (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	375	350,123

				2,922,717

Mississippi—0.33%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	400	399,700

Missouri—3.21%
Branson Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)	6.00%	07/01/37	450	240,827
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri—(continued)
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment RB	5.75%	04/15/20	$2,000	$1,916,020
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	375	393,015
Missouri Housing Development Commission (Homeownership Loan Program); Series 2000 A-1, Single Family Mortgage RB(a) (INS — GNMA/FNMA) (c)	7.50%	03/01/31	65	68,226
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	500	454,565
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	500	425,155
Valley Park(City of) Industrial Development Authority (Cape Albeon); Series 1998, Sr. Housing RB	6.15%	12/01/33	375	353,317

				3,851,125

Nebraska—0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital and Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	375	371,453

Nevada—1.89%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Bonds	6.38%	08/01/23	935	879,601
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000 Second Tier, RB (g)	7.38%	01/01/40	1,000	2,000
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Limited Obligations Improvement Bonds	5.30%	09/01/35	675	328,550
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	8.00%	06/15/30	450	511,384
Sparks (City of) Local Improvement Districts No 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Improvement Bonds	6.50%	09/01/20	560	548,089

				2,269,624

New Hampshire—0.31%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	375	377,044

New Jersey—4.38%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (a)	6.25%	09/15/19	375	362,190
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	667,535
New Jersey (State of) Economic Development Authority (The Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	500	458,080
New Jersey (State of) Economic Development Authority (United Methodist Homes of New Jersey Obligated Group); Series 1998, Ref. Economic Development RB	5.13%	07/01/25	1,000	860,440
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	540	434,522
New Jersey Economic Development Authority (Franciscan Oaks); Series 1997, First Mortgage RB	5.75%	10/01/23	2,000	1,825,860
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset Backed Bonds	4.63%	06/01/26	225	182,086
Series 2007 1A, Asset Backed Bonds	5.00%	06/01/41	715	459,466

				5,250,179

New Mexico—0.31%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	375	366,221

New York—3.05%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, Capital Appreciation RB (d)	0.00%	07/15/35	550	114,109
Series 2009, Capital Appreciation RB (d)	0.00%	07/15/46	3,750	348,675
Mount Vernon (City of) Industrial Development Agency (Meadowview At Wartburg Senior Housing Inc.); Series 1999, Civic Facility RB	6.15%	06/01/19	875	850,237
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York—(continued)
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	$550	$549,961
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	600	591,996
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	450	433,661
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Second Priority Liberty Ref. RB	6.38%	07/15/49	375	392,134
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB	6.13%	02/15/19	1,000	10
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(e)(h)	6.63%	10/01/13	375	376,575

				3,657,358

North Carolina—0.27%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	400	323,268

Ohio—2.42%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	600	519,606
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	700	637,189
Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	375	380,576
Montgomery (County of) Health Care & Multifamily Housing (St.Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	375	364,804
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	375	413,651
Toledo Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	450	381,492
Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB (g)	6.35%	11/01/37	350	209,979

				2,907,297

Oklahoma—1.84%
Chickasaw Nation; Series 2007, Health System RB (e)	6.25%	12/01/32	375	392,025
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	450	437,549
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	1,000	1,014,220
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Sr. Living Community RB	7.25%	11/01/45	375	365,681

				2,209,475

Pennsylvania—6.40%
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	1,200	848,880
Allegheny (County of) Industrial Development Authority (Propel Charter-McKeesport); Series 2010 B, Charter School RB	6.75%	08/15/35	375	359,546
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Redevelopment Bonds	5.60%	07/01/23	500	464,120
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	1,000	952,330
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc. Project); Series 2002, First Mortgage RB	8.50%	05/01/32	2,790	2,818,151
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	750	670,778
Pennsylvania Economic Development Financing Authority (Reliant Energy Seward, LLC); Series 2001 A, Exempt Facilities RB (a)(f)	6.75%	12/01/36	300	310,383
Pennsylvania Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB	5.00%	06/15/21	1,125	1,254,713

				7,678,901

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico—0.28%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Sales Tax, RB (d)	0.00%	08/01/34	$1,500	$335,370

South Carolina—1.99%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	250	273,185
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Bonds	5.25%	10/01/26	975	678,912
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	575	419,095
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	1,000	826,070
South Carolina Educational Facilities Authority (Furman University); Series 2006 B, Private Nonprofit Institutions Puttable RB (h)(i)	0.28%	01/06/11	195	195,000

				2,392,262

Tennessee—2.48%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, Hospital First Mortgage RB	5.50%	07/01/31	800	769,472
Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	1,000	955,810
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	1,000	871,280
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	375	384,532

				2,981,094

Texas—10.61%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(a)	4.85%	04/01/21	450	445,932
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB (e)	5.75%	01/01/34	500	458,795
Brazoria (County of) Brazos River Harbor Navigation (The Dow Chemical Co.); Series 2002 A4, Environmental Facilities RB(a) (h)	5.95%	05/15/33	350	350,689
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	375	369,934
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	375	352,800
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, Hospital RB	7.13%	09/01/34	1,000	988,340
HFDC of Central Texas, Inc. (Sears Tyler Methodist Retirement Corp.); Series 2009 A, RB	7.75%	11/15/44	375	377,981
HFDC of Central Texas, Inc.(Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	375	305,543
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	375	375,135
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	375	375,416
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (f)	7.13%	02/15/34	1,000	1,188,530
Lubbock Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	1,000	981,710
North Texas Tollway Authority (System); Series A, 1st Tier RB (INS-BHAC-CR) (c)	5.75%	01/01/48	1,125	1,173,746
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facilities RB	8.13%	11/15/39	565	578,215
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	400	379,856
Texas (State of) Department of Housing & Community Affairs; Series 2007 B, Single Family Mortgage RB (INS- GNMA/FNMA/FHLMC) (a)(c)	5.15%	09/01/27	2,475	2,529,177
Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Educational RB	7.13%	02/15/40	375	385,845
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	375	386,317
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—(continued)
Texas State Turnpike Authority; Series 2002, Capital Appreciation RB (INS-AMBAC) (c)(d)	0.00%	08/15/33	$1,560	$331,360
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	375	392,149

				12,727,470

Utah—0.84%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	650	646,327
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	375	358,658

				1,004,985

Virginia—5.32%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB	6.50%	01/01/28	4,419	3,919,698
Peninsula Ports Authority (Virginia Baptist Homes); Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	2,250	1,518,525
Peninsula Town Center Community Development Authority; Series 2007, Special Obligations RB	6.45%	09/01/37	500	472,055
Virginia Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB	9.00%	07/01/39	450	474,984

				6,385,262

Washington—1.23%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO	7.25%	12/01/38	375	384,641
Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	600	600,252
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	450	494,667

				1,479,560

West Virginia—0.59%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.50%	10/01/38	750	703,358

Wisconsin—1.54%
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.); Series 2004 A, RB	6.75%	08/15/34	1,250	1,233,113
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	575	616,049

				1,849,162

TOTAL INVESTMENTS—105.56% (Cost $135,139,243)				126,653,241

Floating Rate and Dealer Trusts Obligations Related to Securities Held—(6.80)%
Notes with interest rates ranging from 0.30% to 0.56% at 11/30/2010 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50.(j)				(8,155,000)

OTHER ASSETS LESS LIABILITIES—1.24%				1,488,704

NET ASSETS—100.00%				$119,986,945

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.*
BHAC	—	Berkshire Hathaway Assurance Corp.
CEP	—	Credit Enhancement Provider
CR	—	Custodial Receipts
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
Sub.	—	Subordinated
SYNCORA	—	Syncora Guarantee Inc.
Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Underlying security related to inverse floater entered into by the Trust.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Capital appreciation bond.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $2,404,334, which represented 2.00% of the Trust’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $755,639, which represented 0.63% of the Trust’s Net Assets

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(i)	Security is considered a cash equivalent.

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2010. At November 30, 2010, the Trust’s investments with a value of $15,114,933 are held by by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $8,155,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
     The Trust allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Trust allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Income Opportunities Trust II

D.	Other Risks — The Trust may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Trust to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Trust invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust may enter into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Municipal Income Opportunities Trust II

During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$126,653,241	$—	$126,653,241
NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,523,340
Aggregate unrealized (depreciation) of investment securities	(12,272,101)

Net unrealized appreciation (depreciation) of investment securities	$(8,748,761)

Cost of investments for tax purposes is $135,402,002.
Invesco Municipal Income Opportunities Trust II

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.